Loans, Net (Details) - Schedule of Reconciliation Carrying Amount - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of the Reconciliation of the Carrying Amount [Abstract]
Opening balance	$ 508	$ 1,069	$ 1,469
Consideration received from PPP Note		54	75
Net consideration received from IBI Loan	887
Recognition of fair value of derivative warrant liability	(88)
PPP Note forgiveness (see also Note 6B)		(129)
Amortization of discounts relating to straight loan (see also Note 13)	14	14	29
Accrued interest expenses relating to straight loan (see also Note 13)	77	45	91
Repayment of accrued interest relating to straight loan	(77)	(45)	(91)
Repayment of Facility Fee relating to straight loan	(10)	(40)
Repayment of principal relating to straight loans	(582)	(500)	(504)
Derecognition due to extinguishment of original straight loan		(672)
Recognition subsequent to substantial modification of terms		712
Exchange rate differences	(12)
Closing balance	$ 717	$ 508	$ 1,069